Note 2 - Securities (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 2 - Securities (Details) [Line Items]
Available-for-sale Securities Pledged as Collateral	$ 68,238,000	$ 62,324,000
Debt Securities [Member]
Note 2 - Securities (Details) [Line Items]
Proceeds from Sale and Maturity of Marketable Securities	$ 0	$ 0	$ 0